Initial Public Offering (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units | shares	34,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units | shares	4,500,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Share issued price | $ / shares	$ 10
Warrants purchase price | $ / shares	$ 11.5